Expense Example, No Redemption {- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-12 - Fidelity Advisor® Global Equity Income Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Global Equity Income Fund-Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	1,004
5 Years	1,337
10 Years	2,278
Fidelity Advisor Global Equity Income Fund-Class M
Expense Example, No Redemption:
1 Year	502
3 Years	858
5 Years	1,245
10 Years	2,328
Fidelity Advisor Global Equity Income Fund-Class C
Expense Example, No Redemption:
1 Year	208
3 Years	688
5 Years	1,203
10 Years	2,425
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	352
5 Years	620
10 Years	1,385
Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	321
5 Years	576
10 Years	$ 1,306